Inventory Change in Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Inventories at the beginning of the period	$ 238	$ 251
Net additions (use)	22	26
Write-downs	28	0
Change in foreign exchange rates	0	(2)
Inventories at the end of the period	167	238
Coal
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Write-downs	$ 65	$ 37